Derivatives and Hedging, Offsetting Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	$ (3,080,139)	$ (4,740,987)
Gross Amounts Offset in the Statement of Financial Condition	3,080,139	4,740,987
Net Amounts Presented in the Statement of Financial Condition	0	0
Unrealized currency gain (loss)	(689,577)	(1,203,865)
Total net unrealized gain (loss) on open contracts	6,652,432	2,551,354
Future Contract [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(3,011,012)	(4,169,335)
Gross Amounts Offset in the Statement of Financial Condition	3,011,012	4,169,335
Net Amounts Presented in the Statement of Financial Condition	0	0
Forward Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(69,127)	(571,652)
Gross Amounts Offset in the Statement of Financial Condition	69,127	571,652
Net Amounts Presented in the Statement of Financial Condition	0	0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized		(64,477)
Gross Amounts Offset in the Statement of Financial Condition		64,477
Net Amounts Presented in the Statement of Financial Condition		0
Unrealized currency gain (loss)		1,833
Total net unrealized gain (loss) on open contracts	0	43,205
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized		(64,477)
Gross Amounts Offset in the Statement of Financial Condition		64,477
Net Amounts Presented in the Statement of Financial Condition		0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(200,698)	(235,651)
Gross Amounts Offset in the Statement of Financial Condition	200,698	235,651
Net Amounts Presented in the Statement of Financial Condition	0	0
Unrealized currency gain (loss)	889,621	876,453
Total net unrealized gain (loss) on open contracts	1,200,500	981,779
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Future Contract [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(200,698)	(195,393)
Gross Amounts Offset in the Statement of Financial Condition	200,698	195,393
Net Amounts Presented in the Statement of Financial Condition	0	0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized		(40,258)
Gross Amounts Offset in the Statement of Financial Condition		40,258
Net Amounts Presented in the Statement of Financial Condition		0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Options Written [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(31,915)	(22,859)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(1,460,038)	(2,914,801)
Gross Amounts Offset in the Statement of Financial Condition	1,460,038	2,914,801
Net Amounts Presented in the Statement of Financial Condition	0	0
Unrealized currency gain (loss)	(3,447,831)	(3,483,151)
Total net unrealized gain (loss) on open contracts	1,225,590	(1,041,544)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Future Contract [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(1,139,524)	(2,249,281)
Gross Amounts Offset in the Statement of Financial Condition	1,139,524	2,249,281
Net Amounts Presented in the Statement of Financial Condition	0	0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(320,514)	(665,520)
Gross Amounts Offset in the Statement of Financial Condition	320,514	665,520
Net Amounts Presented in the Statement of Financial Condition	$ 0	$ 0